Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$1,037	$1,005
Hedging financial assets	—	1
Financial assets at amortized cost (Note a)	82,091	91,049
Financial assets at FVOCI	4,412	4,667
Financial liabilities
Hedging financial liabilities	—	2
Financial liabilities at amortized cost (Note b)	65,466	69,231

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets, financial assets at amortized cost and refundable deposits (classified as other noncurrent assets).

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable (including the current portion) and long-term loans (including the current portion).

Maturity Analysis For Nonderivative Financial Liabilities

December 31, 2023

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$37,930	$—	$2,108	$5,309	$—	$45,347
Floating interest rate instruments	1.99	—	15	2,170	—	—	2,185
Fixed interest rate instruments	0.53	—	—	—	25,800	4,700	30,500
		$37,930	$15	$4,278	$31,109	$4,700	$78,032

December 31, 2024

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$42,220	$ -	$2,500	$5,311	$ -	$50,031
Floating interest rate instruments	2.08	104	6	79	1,691	-	1,880
Fixed interest rate instruments	0.54	79	45	8,969	17,248	4,719	31,060
		$42,403	$51	$11,548	$24,250	$4,719	$82,971

Information About the Maturity Analysis for Lease Liabilities

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,519	$4,819	$2,357	$518	$11,213

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,586	$5,255	$2,143	$164	$11,148

Liquidity Analysis for Derivative Financial Instruments

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2023
Gross settled
Forward exchange contracts
Inflows	$—	$169	$—	$—	$169
Outflows	—	169	—	—	169
	$—	$—	$—	$—	$—
December 31, 2024
Gross settled
Forward exchange contracts
Inflows	$46	$350	$—	$—	$396
Outflows	46	351	—	—	397
	$—	$(1)	$—	$—	$(1)

Financing Facilities
2)
Financing facilities

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$585	$250
Amount unused	56,191	56,438
	$56,776	$56,688
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	20	15
	$1,620	$1,615

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets
USD	$2,044	$2,962
EUR	68	57
SGD	920	1,075
RMB	155	176
Liabilities
USD	1,030	1,216
EUR	675	1,039
SGD	1,864	1,739
RMB	38	41

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	—	1
Liabilities
EUR	—	2

Foreign Currency Risk Sensitivity Analysis

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$75	$51	$87
EUR	(39)	(30)	(49)
SGD	(69)	(47)	(33)
RMB	—	6	7
Derivatives (b)
USD	—	—	2
EUR	3	7	1
Equity
Derivatives (c)
EUR	22	1	17
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$43,156	$47,563
Financial liabilities	41,458	41,445
Cash flow interest rate risk
Financial assets	9,136	12,950
Financial liabilities	2,185	1,785